Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 22, 2011
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000916053
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 22, 2011
Prospectus Date	rr_ProspectusDate	Apr 1, 2011

MASSMUTUAL SELECT FUNDS

Supplement dated December 22, 2011 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the MassMutual Select NASDAQ-100® Fund to the Fund's principal investments, as required by Rule 35d-1 under the Investment Company Act of 1940, as amended, will be eliminated on February 22, 2012 when the Fund's name changes to the MassMutual Select Fundamental Growth Fund.

Massachusetts Mutual Life Insurance Company ("MassMutual"), the Fund's investment adviser, proposed to the Board of Trustees of the Fund (the "Board"), and the Board has unanimously approved, that the Fund's name, investment objective, and policies be changed to permit the Fund to become "actively" managed. The Fund is currently "passively" managed — meaning that the Fund's investment manager attempts to provide an investment return comparable (before fees and expenses) to that of the Fund's benchmark index, the NASDAQ-100 Index®. The Board has approved that a new subadviser for the Fund actively select investments for the Fund in an attempt not only to match, but potentially to outperform the Index or another large-capitalization equity index. (It is, of course, also possible that an actively managed fund will underperform its benchmark index.) These changes will take effect on February 22, 2012 along with the Fund's name change.

The following information will replace similar information found on page 64:

Investment Objective:

The Fund seeks long-term growth of capital.

The following information will replace similar information found under Principal Investment Strategies on pages 64 and 65:

The Fund invests primarily in domestic equity securities that the Fund's subadviser believes offer the potential for long-term growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants, of issuers of any size. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts ("ADRs"), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The subadviser generally employs a bottom-up stock selection process that utilizes fundamental analysis to identify specific securities within industries or sectors for purchase or sale. The subadviser seeks to identify diversified sources of return based on its assessment of individual companies against the context of broader market factors by evaluating and ranking each stock on a consistent set of growth, quality, and valuation criteria.

In pursuing its investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, the subadviser believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development). The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Although the subadviser may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

The following Principal Risks will be deleted on page 65:

Credit Risk, Derivatives Risk, and Indexing Risk.

The following Principal Risks will be added on page 65:

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Supplement [Text Block]	cik0000916053_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated December 22, 2011 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the MassMutual Select NASDAQ-100® Fund to the Fund's principal investments, as required by Rule 35d-1 under the Investment Company Act of 1940, as amended, will be eliminated on February 22, 2012 when the Fund's name changes to the MassMutual Select Fundamental Growth Fund.

Massachusetts Mutual Life Insurance Company ("MassMutual"), the Fund's investment adviser, proposed to the Board of Trustees of the Fund (the "Board"), and the Board has unanimously approved, that the Fund's name, investment objective, and policies be changed to permit the Fund to become "actively" managed. The Fund is currently "passively" managed — meaning that the Fund's investment manager attempts to provide an investment return comparable (before fees and expenses) to that of the Fund's benchmark index, the NASDAQ-100 Index®. The Board has approved that a new subadviser for the Fund actively select investments for the Fund in an attempt not only to match, but potentially to outperform the Index or another large-capitalization equity index. (It is, of course, also possible that an actively managed fund will underperform its benchmark index.) These changes will take effect on February 22, 2012 along with the Fund's name change.

The following information will replace similar information found on page 64:

Investment Objective:

The Fund seeks long-term growth of capital.

The following information will replace similar information found under Principal Investment Strategies on pages 64 and 65:

The Fund invests primarily in domestic equity securities that the Fund's subadviser believes offer the potential for long-term growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants, of issuers of any size. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts ("ADRs"), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The subadviser generally employs a bottom-up stock selection process that utilizes fundamental analysis to identify specific securities within industries or sectors for purchase or sale. The subadviser seeks to identify diversified sources of return based on its assessment of individual companies against the context of broader market factors by evaluating and ranking each stock on a consistent set of growth, quality, and valuation criteria.

In pursuing its investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, the subadviser believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development). The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Although the subadviser may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

The following Principal Risks will be deleted on page 65:

Credit Risk, Derivatives Risk, and Indexing Risk.

The following Principal Risks will be added on page 65:

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select NASDAQ-100 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated December 22, 2011 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the MassMutual Select NASDAQ-100® Fund to the Fund's principal investments, as required by Rule 35d-1 under the Investment Company Act of 1940, as amended, will be eliminated on February 22, 2012 when the Fund's name changes to the MassMutual Select Fundamental Growth Fund.

Massachusetts Mutual Life Insurance Company ("MassMutual"), the Fund's investment adviser, proposed to the Board of Trustees of the Fund (the "Board"), and the Board has unanimously approved, that the Fund's name, investment objective, and policies be changed to permit the Fund to become "actively" managed. The Fund is currently "passively" managed — meaning that the Fund's investment manager attempts to provide an investment return comparable (before fees and expenses) to that of the Fund's benchmark index, the NASDAQ-100 Index®. The Board has approved that a new subadviser for the Fund actively select investments for the Fund in an attempt not only to match, but potentially to outperform the Index or another large-capitalization equity index. (It is, of course, also possible that an actively managed fund will underperform its benchmark index.) These changes will take effect on February 22, 2012 along with the Fund's name change.

The following information will replace similar information found on page 64:

Investment Objective:

The Fund seeks long-term growth of capital.

The following information will replace similar information found under Principal Investment Strategies on pages 64 and 65:

The Fund invests primarily in domestic equity securities that the Fund's subadviser believes offer the potential for long-term growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants, of issuers of any size. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts ("ADRs"), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The subadviser generally employs a bottom-up stock selection process that utilizes fundamental analysis to identify specific securities within industries or sectors for purchase or sale. The subadviser seeks to identify diversified sources of return based on its assessment of individual companies against the context of broader market factors by evaluating and ranking each stock on a consistent set of growth, quality, and valuation criteria.

In pursuing its investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, the subadviser believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development). The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Although the subadviser may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

The following Principal Risks will be deleted on page 65:

Credit Risk, Derivatives Risk, and Indexing Risk.

The following Principal Risks will be added on page 65:

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011